DEBT (Tables)	6 Months Ended
Jun. 30, 2016
DEBT
Schedule of committed credit facilities

		June 30, 2016			December 31, 2015
	Maturity Dates	Total Facilities	Draws1	Available	Total Facilities
(millions of Canadian dollars)
Enbridge Inc.	2017-2020	8,130	5,153	2,977	6,988
Enbridge (U.S.) Inc.	2017	4,202	643	3,559	4,470
Enbridge Energy Partners, L.P.	2018-2020	3,382	2,659	723	3,598
Enbridge Gas Distribution Inc.	2017-2019	1,017	548	469	1,010
Enbridge Income Fund	2018	1,500	411	1,089	1,500
Enbridge Pipelines (Southern Lights) L.L.C.	2017	26	-	26	28
Enbridge Pipelines Inc.	2017	3,000	1,321	1,679	3,000
Enbridge Southern Lights LP	2017	5	-	5	5
Midcoast Energy Partners, L.P.	2018	1,054	618	436	1,121

Total committed credit facilities		22,316	11,353	10,963	21,720

1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.